NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2017
Notes and Loans Payable [Abstract]
Notes payable and capital lease obligations
	June 30, 2017	December 31, 2016
	(Unaudited)
Revolving credit note payable to PNC Bank N.A. (“PNC”)	$19,804,000	$24,393,000
Term loans, PNC	4,210,000	6,649,000
Capital lease obligations	3,595,000	4,215,000
Related party note payable, net of debt discount	3,576,000	1,086,000
Notes Payable (private placement), net of debt discount	3,097,000	627,000
Subtotal	34,282,000	36,970,000
Less: Current portion of notes and capital lease obligations	(31,950,000)	(33,999,000)
	$2,332,000	$2,971,000

Future minimum principal payments for term loan
For the twelve months ending	Amount
June 30, 2018	$1,478,000
June 30, 2019	1,478,000
June 30, 2020	1,254,000
June 30, 2021	112,000
PNC Term Loans Payable	4,210,000
Short term portion	(4,210,000)
Long-term portion	$—

Future minimum lease payments, including imputed interest
For the twelve months ending	Amount
June 30, 2018	$1,441,000
June 30, 2019	1,311,000
June 30, 2020	1,017,000
June 30, 2021	112,000
Total future minimum lease payments	3,881,000
Less: imputed interest	(286,000)
Less: current portion	(1,263,000)
Total Long Term portion	$2,322,000